RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2014	Jul. 31, 2012	Jul. 31, 2008	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Compensation				$ 315,000		$ 315,000	$ 315,000
Monthly rent		20,000	10,000	15,000	15,000	15,000	15,000
Rent expense				90,000	90,000	180,000	180,000
Notes payable to related parties				1,428,914		1,211,200	1,311,564
Interest rate				8.75%		8.75%	8.75%
Interest expense				25,839	18,045	37,308	37,830
Current payable, additional interest						38,188	33,649
Common stock issued for service, shares	4,239,436
Common stock issued for service	$ 127,183